Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt.
Schedule of long-term debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2024	2023
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$263,438	$288,534
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	186,792	222,264
Hilda loan facility	Hilda Knutsen	56,250	60,000
$172.5 million loan facility	Dan Sabia	—	10,370
$192.1 million loan facility	Tove Kuntsen, Synnøve Knutsen	144,597	153,702
$69 million Tuva loan facility	Tuva Knutsen	67,744	—
$25 million revolving credit facility with NTT		1,500	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	73,653	79,070
Torill Sale & Leaseback	Torill Knutsen	90,679	99,065
Total long-term debt		$909,653	$963,005
Less: current installments		258,739	101,010
Less: unamortized deferred loan issuance costs		2,080	2,050
Current portion of long-term debt		256,659	98,960
Amounts due after one year		650,914	861,995
Less: unamortized deferred loan issuance costs		2,839	4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$648,075	$857,829

Schedule of partnership's outstanding debt repayable

The Partnership’s outstanding debt of $909.7 million as of December 31, 2024 is repayable as follows :

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2025	$14,399	$81,257	$163,083	$258,739
2026	15,060	64,272	219,521	298,853
2027	15,751	31,525	93,598	140,874
2028	16,520	13,241	78,824	108,585
2029	17,232	—	—	17,232
2030 and thereafter	85,370	—	—	85,370
Total	$164,332	$190,295	$555,026	$909,653